Schedule of detailed information about lease liabilities and short term leases (Details)		12 Months Ended
		Dec. 31, 2024 USD ($)	Dec. 31, 2024 HKD ($)	Dec. 31, 2023 HKD ($)
Expense relating to short-term leases		$ 193,078	$ 1,499,771	$ 2,174,712
Variable lease payments not included in the measurement of lease liabilities		34,992	271,808	591,527
Expense relating to leases of low-value assets, excluding shortterm leases of low value assets		939	7,295	(0)
Total cash outflow for leases	[1]	$ 7,202,491	$ 56,257,499	$ 56,745,464

[1]	Amount includes payments of principal and interest portion of lease liabilities and short-term leases.